UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

        Investment Company Act file number    811-21324
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                                 ACP Funds Trust
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               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
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               (Address of principal executive offices) (Zip code)


                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-1311
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                      Date of fiscal year end: December 31
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             Date of reporting period: July 1, 2004 - June 30, 2005
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005


REGISTRANT NAME: ACP Funds Trust
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INVESTMENT COMPANY ACT FILE NUMBER: 811-21324
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REPORTING PERIOD: 07/01/2004 - 06/30/2005
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REGISTRANT  ADDRESS: 1235 Westlakes Drive, Suite 130,
                     Berwyn, PA 19312
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NAME OF SERIES (AS APPLICABLE):  __________________________________


                                                                                                      FUND'S VOTE FOR
                                                                                                        OR AGAINST
                                                                              WHO           WHETHER    PROPOSAL, OR       WHETHER
                                                                            PROPOSED         FUND     ABSTAIN; FOR OR    VOTE WAS
ISSUER OF   EXCHANGE              SHAREHOLDER                                MATTER:         CAST        WITHHOLD         FOR OR
PORTFOLIO    TICKER    CUSIP #      MEETING      SUMMARY OF MATTER           ISSUER        VOTE ON       REGARDING        AGAINST
SECURITY     SYMBOL                  DATE            VOTED ON             /SHAREHOLDER      MATTER       APPROVAL       MANAGEMENT
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                                                 Approval of
                                                 Distribution &
                                                 Shareholder
SOF II      N/A        00088B100   6/3/2005      Services Plan                Issuer         voted         For              For
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                                                 Approval of
                                                 retention of
                                                 payment of fees
                                                 paid to intermediaries
                                                 for period 3/21/04
                                                 through effective
SOF II      N/A        00088B100   6/3/2005      date                         Issuer         voted         For              For
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*Complete for each series of the Registrant, as applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                   ACP Funds Trust
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By (Signature and Title)*    /s/ Gary E. Shugrue
                         -----------------------------------------------------
                             Gary E. Shugrue, President and Chief Investment
                             Officer
                             (Principal Executive Officer)

Date    July 1, 2005
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* Print the name and title of each signing officer under his or her signature.